INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Entitlement of income tax refund, description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Provision for income tax	$ 0	$ 0
Shenzhen Kaisheng
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%		25.00%
Earliest Tax Year
Income Tax Contingency [Line Items]
Net operating losses expiration year	2023
Latest Tax Year
Income Tax Contingency [Line Items]
Net operating losses expiration year	2027
Variable Interest Entity, Primary Beneficiary | High-tech Enterprise | Shangmeng Services
Income Tax Contingency [Line Items]
Transitional income tax rate period				3 years
USA
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	21.00%
CURAAO
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	2.00%
MALTA
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	35.00%
Effective income tax rate reconciliation, percent	5.00%
Cyprus
Income Tax Contingency [Line Items]
Provision for income tax	$ 0	0
Hong Kong
Income Tax Contingency [Line Items]
Net operating losses	$ 19,118
Taxable Income Upto HKD 2000
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	8.25%
Taxable Income Over HKD 2000
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
Mainland China
Income Tax Contingency [Line Items]
Provision for income tax	$ 0	$ 0
Net operating losses	$ 62,066
Mainland China | Variable Interest Entity, Primary Beneficiary | Youlanguang Technology
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income				25.00%